Warrant liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure Of Warrant Liabilities [Abstract]
Disclosure of reconciliation of warrant liabilities [Table Text Block]
	U.S. IPO and Canadian Offering			Private Placement		Debt Settlement
		Over-allotment
	2022	Pre-Funded	Over-allotment	2023	Pre-Funded
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants		Total
Balance, beginning of period	$-	$-	$-	$-	$-	$-		$-
Initial recognition	4,617,451	832,698	536,681	1,528,160	2,778,534	80,617		10,374,141
(Gain) Loss on revaluation of financial instruments	(3,553,175)	(415,996)	(412,247)	(765,212)	(883,961)	(62,476)		(6,093,067)
Exchange gain on revaluation	(21,738)	(2,368)	(3,261)	35,625	46,341	-		54,599
Balance, end of period	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$	$ 4,335,673
Number of outstanding securities as at September 30, 2023	3,226,392	199,000	375,000	1,542,194	930,548	56,141		6,329,275

Disclosure of valuation assumptions warrants measured at fair value [Table Text Block]
		Over-allotment
	2022	Pre-Funded	Over-allotment
	Warrants (1)	Warrants (2)	Warrants (3)
Number of dilutive securities	3,282,533	199,000	375,000
Exercise price (in USD)	$5.00	$0.01
Share price (in USD)	$4.13	$3.08
Expected life	2.50
Dividend	$-
Volatility	75%
Risk free rate	4.20%
Exchange rate (USD/CAD)	$1.363
Fair value per warrant (CAD)	$1.43	$4.18	$1.43
		Over-allotment
	2022	Pre-Funded	Over-allotment
	Warrants (1) (2)	Warrants (3)	Warrants (1)
Number of securities	3,282,533	199,000	375,000
Nasdaq closing price (in USD)	$0.24	$1.55	$0.24
Exchange rate (USD/CAD)	$1.352	$1.352	$1.352
Fair value per warrant (CAD)	$0.32	$2.08	$0.32
	2023	Pre-Funded
	Warrants	Warrants (1)
Number of dilutive securities	1,542,194	930,548
Exercise price (in USD)	$2.66	$0.001
Share price (in USD)	$2.08	$2.08
Expected life	2.50
Dividend	$-
Volatility	67%
Risk free rate	4.44%
Exchange rate (USD/CAD)	$1.321	$1.321
Fair value per warrant (CAD)	$0.99	$1.98
	2023	Pre-Funded
	Warrants (1)	Warrants (2)
Number of securities	1,542,194	930,548
Nasdaq closing price (in USD)	$-	$1.55
Black Scholes fair value (in USD)	$0.38	$-
Exchange rate (USD/CAD)	$1.352	$1.352
Fair value per warrant (CAD)	$0.52	$2.08